Long-Term Debt, Maturities of Debt Facilities (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Principal Repayments [Abstract]
Year 1	$ 7,533
Year 2	7,533
Year 3	24,683
Year 4	4,167
Total	$ 43,916